UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:

	Eileen Holmes					Los Angeles, CA	  	11-9-2000
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		$34,585,000


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER			TITLE OF		CUSIP		VALUE	    SHARES			INV.		OTHER		AUTH
					CLASS					X1000					DISC		MGR		SOLE

ABBOTT LABS COM                COM              002824100      276    5813.000     SH       SOLE                 5813.000
ADAIR INTL OIL & GAS COM       COM              005408109       11   20000.000     SH       SOLE                20000.000
CELESTICA INC SUB VTG SHS      COM              15101Q108     3540   51122.000     SH       SOLE                51122.000
CISCO SYS INC COM              COM              17275R102     4768   86296.000     SH       SOLE                86296.000
COCA COLA COM                  COM              191216100      255    4628.000     SH       SOLE                 4628.000
DISNEY WALT CO COM             COM              254687106      250    6541.000     SH       SOLE                 6541.000
E M C CORP MASS COM            COM              268648102      218    2204.000     SH       SOLE                 2204.000
EXXON MOBIL CORP COM           COM              30231G102      388    4354.000     SH       SOLE                 4354.000
GENERAL ELEC CO COM            COM              369604103     1110   19237.026     SH       SOLE                19237.026
HEWLETT PACKARD CO COM         COM              428236103      788    8127.079     SH       SOLE                 8127.079
HOME DEPOT INC COM             COM              437076102     1936   36482.466     SH       SOLE                36482.466
HOTEL RESVTNS NETWORK CL A     COM              441451101     1469   40100.000     SH       SOLE                40100.000
INT'L BUSINESS MACHINES        COM              459200101     2171   19297.837     SH       SOLE                19297.837
KING PHARMACEUTICALS INC       COM              495582108      271    8097.000     SH       SOLE                 8097.000
KOPIN CORP COM                 COM              500600101      843   46830.000     SH       SOLE                46830.000
MEDTRONIC INC COM              COM              585055106     2398   46288.410     SH       SOLE                46288.410
NETWORK APPLIANCE INC COM      COM              64120L104      388    3050.000     SH       SOLE                 3050.000
NVIDIA CORP COM                COM              670666104      508    6200.000     SH       SOLE                 6200.000
PFIZER INC COM                 COM              717081103     5502  122429.488     SH       SOLE               122429.488
STRUTHERS INC COM NEW          COM              863582201        7   20000.000     SH       SOLE                20000.000
SUNRISE TECH INTL INC COM      COM              86769L103      108   15000.000     SH       SOLE                15000.000
TECHNE CORP COM                COM              878377100      526    4699.000     SH       SOLE                 4699.000
TOLL BROTHERS INC COM          COM              889478103     3559  103523.000     SH       SOLE               103523.000
TYCOM LTD COM                  COM              G9144B106     2957   77055.000     SH       SOLE                77055.000
VIACOM INC CL B                COM              925524308      338    5782.000     SH       SOLE                 5782.000






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